RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of impact of the restatement on the Company's financial statements
The impact of the restatement on the Company’s financial statements is reflected in the following table.
	As Previously Reported	Adjustment	As Restated
Balance Sheet as of August 18, 2020 (audited)
Class A common stock subject to possible redemption	$176,443,060	$ 23,556,940	$200,000,000
Class A common stock	$ 301	$ (236)	$ 65
Additional paid-in capital	$ 5,837,483	$ (5,837,483)	$—
Accumulated deficit	$ (838,356)	$(17,719,221)	$(18,557,577)
Total Stockholders' Equity (Deficit)	$ 5,000,003	$(23,556,940)	$(18,556,937)

Balance Sheet as of September 30, 2020 (unaudited)
Class A common stock subject to possible redemption	$205,177,310	$ 24,822,690	$230,000,000
Class A common stock	$ 313	$ (248)	$ 65
Additional paid-in capital	$ 5,453,221	$ (5,453,221)	$—
Accumulated deficit	$ (454,099)	$(19,369,221)	$(19,823,320)
Total Stockholders' Equity (Deficit)	$ 5,000,010	$(24,822,690)	$(19,822,680)

Balance Sheet as of December 31, 2020 (audited)
Class A common stock subject to possible redemption	$203,568,640	$ 26,431,360	$230,000,000
Class A common stock	$ 329	$ (264)	$ 65
Additional paid-in capital	$ 7,061,874	$ (7,061,874)	$—
Accumulated deficit	$ (2,062,769)	$(19,369,222)	$(21,431,991)
Total Stockholders’ Equity (Deficit)	$ 5,000,009	$(26,431,360)	$(21,431,351)

Balance Sheet as of March 31, 2021 (unaudited)
Class A common stock subject to possible redemption	$208,210,350	$ 21,789,650	$230,000,000
Class A common stock	$ 283	$ (218)	$ 65
Additional paid-in capital	$ 2,420,210	$ (2,420,210)	$—
Accumulated deficit	$ 2,578,941	$(19,369,222)	$(16,790,281)
Total Stockholders' Equity (Deficit)	$ 5,000,009	$(21,789,650)	$(16,789,641)

Balance Sheet as June 30, 2021 (unaudited)
Class A common stock subject to possible redemption	$203,540,920	$ 26,459,080	$230,000,000
Class A common stock	$ 330	$ (265)	$ 65
Additional paid-in capital	$ 7,089,593	$ (7,089,593)	$—
Accumulated deficit	$ (2,090,494)	$(19,369,222)	$(21,459,716)
Total Stockholders' Equity (Deficit)	$ 5,000,004	$(26,459,080)	$(21,459,076)

Statement of Operations for the Three Months Ended September 30, 2020 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	18,952,768	(8,094,616)	10,858,152
Basic and diluted net (loss) per share, Class A	$—	$ (0.03)	$ (0.03)
Basic and diluted weighted average shares outstanding, Class B Common Stock	3,374,881	(1,926,749)	5,301,630
Basic and diluted net (loss) per share, Class B Common Stock	$—	$ (0.03)	$ (0.03)

Statement of Operations for the Nine Months Ended September 30, 2020 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	18,952,768	(15,306,965)	3,645,803
Basic and diluted net (loss) per share, Class A	$—	$ (0.05)	$ (0.05)
	As Previously Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class B Common Stock	3,424,425	1,494,371	4,918,796
Basic and diluted net (loss) per share, Class B Common Stock	$—	$ (0.05)	$ (0.05)
Statement of Operations for the Year Ended December 31, 2020 (audited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	20,323,974	(11,649,794)	20,505,492
Basic and diluted net (loss) per share, Class A	$—	$ (0.15)	$ (0.08)
Basic and diluted weighted average shares outstanding, Class B Common Stock	2,318,726	2,809,006	5,127,732
Basic and diluted net (loss) per share, Class B Common Stock	$ (0.89)	$ 0.74	$ (0.08)

Statement of Operations for the Three Months Ended March 31, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	21,693,414	1,956,586	23,650,000
Basic and diluted net (loss) per share, Class A	$—	$ 0.16	$ 0.16
Basic and diluted weighted average shares outstanding, Class B Common Stock	9,043,136	(3,293,136)	5,750,000
Basic and diluted net (loss) per share, Class B Common Stock	$ 0.51	$ (0.35)	$ 0.16

Statement of Operations for the Three Months Ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	20,821,035	2,828,965	23,650,000
Basic and diluted net (loss) per share, Class A	$—	$ (0.16)	$ (0.16)
Basic and diluted weighted average shares outstanding, Class B Common Stock	8,485,715	(2,735,715)	5,750,000
Basic and diluted net (loss) per share, Class B Common Stock	$ (0.54)	$ 0.38	$ (0.16)

Statement of Operations for the Six Months Ended June 30, 2020 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	21,926,782	1,723,218	23,650,000
Basic and diluted weighted average shares outstanding, Class B Common Stock	8,809,768	(3,059,768)	5,750,000

Statement of Cash Flows for the Nine Months Ended September 30, 2020 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$204,793,060	$25,206,940	$230,000,000
Change in value of Class A common stock subject to possible redemption	$ 384,250	$ (384,250)	$—

Statement of Cash Flows for the Year Ended December 31, 2020 (audited)
Initial classification of Class A common stock subject to possible redemption	$204,793,060	$ 25,206,940	$230,000,000
Change in value of Class A common stock subject to possible redemption	$ (1,224,420)	$ 1,224,420	$—

	As Previously Reported	Adjustment	As Restated
Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)
Change in value of Class A common stock subject to possible redemption	$ 4,641,710	$ (4,641,710)	$—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)
Change in value of Class A common stock subject to possible redemption	$ (27,720)	$ 27,720	$—

Statement of Changes in Stockholders' Equity (Deficit) for the Period Ended September 30, 2020 (unaudited)
Sale of 23,000,000 Units, net of underwriting discounts	204,482,544	(204,482,544)	—
Class A common stock subject to possible redemption	(205,177,310)	205,177,310	—
Accretion to common stock subject to redemption amount	—	(25,517,456)	(25,517,456)
Total Stockholders' Equity	5,000,010	(24,822,690)	(19,822,680)

Statement of Changes in Stockholders' Equity (Deficit) for the Year Ended December 30, 2020 (audited)
Change in value of common stock subject to redemption	1,608,670	(1,608,670)	—
Total Stockholders' Equity	5,000,009	(26,431,360)	(21,431,351)

Statement of Changes in Stockholders' Equity (Deficit) for the Period Ended March 31, 2021 (unaudited)
Change in value of common stock subject to redemption	(4,641,710)	(4,641,710)	—
Total Stockholders' Equity	5,000,009	(21,789,650)	(16,789,641)

Statement of Changes in Stockholders' Equity (Deficit) for the Period Ended June 30, 2021 (unaudited)
Change in value of common stock subject to redemption	4,669,430	(4,669,430)	—
Total Stockholders' Equity	5,000,004	(26,459,080)	(21,459,076)

The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust, operating expenses, cash flows or cash.
	As Previously Reported	Adjustments	As Restated Per Amendment #1
Balance sheet as of August 18, 2020
Warrant liability	$—	$13,602,000	$13,602,000
Total Liabilities	7,176,121	13,602,000	20,778,121
Class A Common Stock Subject to Possible Redemption	190,045,060	(13,602,000)	176,443,060
Class A Common Stock	165	136	301
Additional Paid-in Capital	5,000,263	837,220	5,837,483
Accumulated Deficit	(1,000)	(837,356)	(838,356)
	5,000,003	—	5,000,003
Number of Class A common stock subject to redemption	19,004,506	(1,360,200)	17,644,306

Balance sheet as of September 30, 2020 (unaudited)
Warrant liability	$—	$13,135,500	$13,135,500
Total Liabilities	8,126,283	13,135,500	21,261,783
Class A Common Stock Subject to Possible Redemption	218,312,810	(13,135,500)	205,177,310
Class A Common Stock	182	131	313
Additional Paid-in Capital	5,082,496	370,725	5,453,221
Accumulated Deficit	(83,243)	(370,856)	(454,099)
	5,000,010	—	5,000,010
Number of Class A common stock subject to redemption	21,831,281	(1,313,550)	20,517,731

	As Previously Reported	Adjustments	As Restated Per Amendment #1
Balance sheet as of December 31, 2020
Warrant liability	$—	$13,365,500	$13,365,500
Total Liabilities	9,219,008	13,365,500	22,584,508
Class A Common Stock Subject to Possible Redemption	216,934,140	(13,365,500)	203,568,640
Class A Common Stock	196	133	329
Additional Paid-in Capital	6,461,152	600,722	7,061,874
Accumulated Deficit	(1,461,914)	(600,855)	(2,062,769)
	5,000,009	—	5,000,009
Number of Class A common stock subject to redemption	21,693,414	(1,336,550)	20,356,864

Statement of Operations for the Three months ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	—	466,499	466,499
Transaction costs	—	(837,355)	(837,355)
Net loss	$(82,243)	$(370,856)	$(453,099)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	—	18,952,768	18,952,768
Basic and diluted net earnings per share, common stock subject to possible redemption	0.00	—	0.00
Weighted average non-redeemable common shares outstanding, basic and diluted	5,952,197	(2,577,316)	3,374,881
Basic and diluted net loss per non-redeemable common share	$(0.02)	0.02	0.00

Statement of Operations for the Nine months ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	—	466,499	466,499
Transaction costs	—	(837,355)	(837,355)
Net loss	$(82,243)	$(370,856)	$(453,099)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	15,112,852	3,839,915	18,952,768
Basic and diluted net earnings per share, common stock subject to possible redemption	0.00	—	0.00
Weighted average non-redeemable common shares outstanding, basic and diluted	3,895,358	(470,933)	3,424,425
Basic and diluted net loss per non-redeemable common share	(0.02)	0.02	0.00

Statement of Operations for the Year ended December 31, 2020
Change in fair value of warrant liability	—	236,500	236,500
Transaction costs	—	(837,355)	(837,355)
Net loss	$(1,460,914)	$(600,855)	$(2,061,769)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	16,131,141	4,192,832	20,323,974
Basic and diluted net earnings per share, common stock subject to possible redemption	0.00	—	0.00
Weighted average non-redeemable common shares outstanding, basic and diluted	4,542,198	(2,223,472)	2,318,726
Basic and diluted net loss per non-redeemable common share	$(0.32)	(0.57)	(0.89)
Cash Flow Statement for the Nine months ended September 30, 2020 (unaudited)
Net loss	$(82,243)	$(370,856)	$(453,099)
Allocation of initial public offering costs	—	837,356	837,356
Initial classification of warrant liability	—	13,602,000	13,602,000
Initial classification of common stock subject to possible redemption	218,395,060	(13,602,000)	204,793,060
Change in value of common stock subject to possible redemption	(82,250)	466,500	384,250
	As Previously Reported	Adjustments	As Restated Per Amendment #1
Cash Flow Statement for the Year ended December 31, 2020 (audited)
Net loss	$(1,460,914)	$(600,856)	$(2,061,770)
Allocation of initial public offering costs	—	837,356	837,356
Initial classification of warrant liability	—	13,602,000	13,602,000
Initial classification of common stock subject to possible redemption	218,395,060	(13,602,000)	204,793,060
Change in value of common stock subject to possible redemption	(1,460,920)	236,500	(1,224,420)
The impact of the restatement on the Company’s financial statements is reflected in the following table.
	As Reported Per Amendment #1	Adjustment	As Restated Per Amendment #2
Balance Sheet as of August 18, 2020
Class A common stock subject to possible redemption	$176,443,060	$23,556,940	$200,000,000
Class A common stock	$301	$(236)	$65
Additional paid-in capital	$5,837,483	$(5,837,483)	$—
Accumulated deficit	$(838,356)	$(17,719,221)	$(18,557,577)
Total Stockholders' Equity (Deficit)	$5,000,003	$(23,556,940)	$(18,556,937)

Balance Sheet as of September 30, 2020 (unaudited)
Class A common stock subject to possible redemption	$205,177,310	$24,822,690	$230,000,000
Class A common stock	$313	$(248)	$65
Additional paid-in capital	$5,453,221	$(5,453,221)	$—
Accumulated deficit	$(454,099)	$(19,369,221)	$(19,823,320)
Total Stockholders' Equity (Deficit)	$5,000,010	$(24,822,690)	$(19,822,680)

	As Reported Per Amendment #1	Adjustment	As Restated Per Amendment #2
Balance Sheet as of December 31, 2020
Class A common stock subject to possible redemption	$203,568,640	$ 26,431,360	$230,000,000
Class A common stock	$ 329	$(264)	$ 65
Additional paid-in capital	$ 7,061,874	$ (7,061,874)	$—
Accumulated deficit	$ (2,062,769)	$ (19,369,222)	$(21,431,991)
Total Stockholders’ Equity (Deficit)	$ 5,000,009	$ (26,431,360)	$(21,431,351)

Statement of Operations for the Three Months Ended September 30, 2020 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	18,952,768	(8,094,616)	10,858,152
Basic and diluted net (loss) per share, Class A	$—	$(0.03)	$(0.03)
Basic and diluted weighted average shares outstanding, Class B Common Stock	3,374,881	(1,926,749)	5,301,630
Basic and diluted net (loss) per share, Class B Common Stock	$—	$(0.03)	$(0.03)

Statement of Operations for the Nine Months Ended September 30, 2020 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	18,952,768	(15,306,965)	3,645,803
Basic and diluted net (loss) per share, Class A	$—	$(0.05)	$(0.05)
Basic and diluted weighted average shares outstanding, Class B Common Stock	3,424,425	1,494,371	4,918,796
Basic and diluted net (loss) per share, Class B Common Stock	$—	$(0.05)	$(0.05)

Statement of Operations for the Year Ended December 31, 2020
Basic and diluted weighted average shares outstanding, Class A Common Stock	20,323,974	(11,649,794)	8,674,180
Basic and diluted net (loss) per share, Class A	$—	$(0.15)	$(0.15)
Basic and diluted weighted average shares outstanding, Class B Common Stock	2,318,726	2,809,006	5,127,732
Basic and diluted net (loss) per share, Class B Common Stock	$(0.89)	$0.74	$(0.15)

Statement of Cash Flows for the Nine Months Ended September 30, 2020 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$204,793,060	$ 25,206,940	$230,000,000
Change in value of Class A common stock subject to possible redemption	$384,250	$(384,250)	$—

Statement of Cash Flows for the Year Ended December 31, 2020
Initial classification of Class A common stock subject to possible redemption	$204,793,060	$25,206,940	$230,000,000
Change in value of Class A common stock subject to possible redemption	$(1,224,420)	$1,224,420	$—

	As Reported Per Amendment #1	Adjustment	As Restated Per Amendment #2
Statement of Changes in Stockholders' Equity (Deficit) for the Period Ended September 30, 2020 (unaudited)
Sale of 23,000,000 Units, net of underwriting discounts	$204,482,544	$(204,482,544)	$—
Class A common stock subject to possible redemption	$(205,177,310)	$ 205,177,310	$—
Accretion to common stock subject to redemption amount	$—	$(25,517,456)	$(25,517,456)
Total Stockholders' Equity	5,000,010	(24,822,690)	(19,822,680)

Statement of Changes in Stockholders' Equity (Deficit) for the Year Ended December 30, 2020
Change in value of common stock subject to redemption	$1,608,670	$(1,608,670)	$—
Sale of 23,000,000 Units, net of underwriting discounts	$204,482,544	$(204,482,544)	$—
Class A common stock subject to possible redemption	$(205,177,310)	$205,177,310	$—
Accretion to common stock subject to redemption amount	$—	$(25,517,456)	$(25,517,456)
Total Stockholders' Equity	$5,000,009	$(26,431,360)	$(21,431,351)